Share-Based Payment (Details) - Schedule of Number of Share Options and RSUs Granted	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Directors and CEO [Member]
Share-Based Payment (Details) - Schedule of Number of Share Options and RSUs Granted [Line Items]
Outstanding of January 1	34,532,431	34,410,284
Granted during the year	270,000	285,000
Exercised during the year	(4,895,805)	(20,418)
Forfeited or expired during the year	(133,427)	(142,435)
Outstanding of December 31	29,773,199	34,532,431
Exercisable as of December 31	28,327,309	33,120,886
Share Options and RSU’s [Member] | Employees and Consultants [Member]
Share-Based Payment (Details) - Schedule of Number of Share Options and RSUs Granted [Line Items]
Outstanding of January 1	27,630,207	20,768,200
Granted during the year	5,838,000	13,555,000
Exercised during the year	(6,922,002)	(1,084,331)
Forfeited or expired during the year	(3,983,731)	(3,204,932)
Share options exchange		(2,500,870)
Outstanding of December 31	22,562,474	27,533,067
Exercisable as of December 31	2,323,530	2,398,972
Replacement Awards [Member] | Employees and Consultants [Member]
Share-Based Payment (Details) - Schedule of Number of Share Options and RSUs Granted [Line Items]
Outstanding of January 1		254,409
Granted during the year
Exercised during the year		(116,362)
Forfeited or expired during the year		(40,907)
Share options exchange
Outstanding of December 31		97,140
Exercisable as of December 31